DEBT - NR Satu Facility Narrative (Details)	1 Months Ended
	Mar. 31, 2018 USD ($) tranche	Dec. 31, 2012 USD ($) tranche	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 1,283,100,000	$ 1,387,584,000
Value of deposit secured against loan			172,444,000	182,933,000
NR Satu Facility
Debt Instrument [Line Items]
Term of loan		7 years
Debt Instrument, Face Amount		$ 175,000,000
Long-term Debt, Gross			88,863,000	103,500,000
Number of tranches | tranche		2
Line of credit facility, interest rate description		LIBOR plus a margin of 3.5%
NR Satu Facility | Secured Debt
Debt Instrument [Line Items]
Value of deposit secured against loan			$ 10,209,000	$ 10,270,000
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 155,000,000
Final balloon payment		52,500,000
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 20,000,000
New NR Satu Facility
Debt Instrument [Line Items]
Number of tranches | tranche	2
New NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 155,000,000
New NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 20,000,000.0
London Interbank Offered Rate (LIBOR) | NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR		3.50%
London Interbank Offered Rate (LIBOR) | New NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR	2.35%